VANECK CEF MUNI INCOME ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (unaudited)
1
Number
of Shares Value
CLOSED-END FUNDS: 99.7%(a)
abrdn National
Municipal Income
Fund 107,590 $ 1,110,867
Alliance Bernstein
National Municipal
Income Fund, Inc. 251,728 2,753,904
BlackRock 2037
Municipal Target Term
Trust 35,763 934,845
BlackRock Investment
Quality Municipal
Trust, Inc. 147,609 1,690,123
BlackRock Long-Term
Municipal Advantage
Trust 83,395 799,758
BlackRock MuniAssets
Fund, Inc. 236,824 2,621,642
BlackRock Municipal
2030 Target Term
Trust 548,528 12,500,953
BlackRock Municipal
Income Quality Trust 223,685 2,494,088
BlackRock Municipal
Income Trust 377,997 3,844,229
BlackRock Municipal
Income Trust II 410,292 4,340,889
BlackRock MuniHoldings
Fund, Inc. 450,015 5,373,179
BlackRock MuniHoldings
Quality Fund II, Inc. 189,146 1,919,832
BlackRock MuniVest
Fund II, Inc. 178,440 1,946,780
BlackRock MuniVest
Fund, Inc. 440,508 3,092,366
BlackRock MuniYield
Fund, Inc. 359,981 3,848,197
BlackRock MuniYield
Quality Fund II, Inc. 189,899 1,942,667
BlackRock MuniYield
Quality Fund III, Inc. 523,222 5,839,157
BlackRock MuniYield
Quality Fund, Inc. 565,082 6,628,412
BNY Mellon Municipal
Bond Infrastructure
Fund, Inc. 156,070 1,737,059
BNY Mellon Strategic
Municipal Bond Fund,
Inc. 383,591 2,374,428
BNY Mellon Strategic
Municipals, Inc. 531,123 3,441,677
DWS Municipal Income
Trust 237,903 2,167,296
Eaton Vance Municipal
Bond Fund 403,792 4,009,655
Eaton Vance Municipal
Income 2028 Term
Trust 47,793 901,854
Eaton Vance Municipal
Income Trust 182,262 1,961,139
Number
of Shares Value
Eaton Vance
National Municipal
Opportunities Trust 121,513 $ 2,137,414
Invesco Advantage
Municipal Income
Trust II 262,563 2,344,688
Invesco Municipal
Income Opportunities
Trust 282,167 1,743,792
Invesco Municipal
Opportunity Trust 415,550 4,039,146
Invesco Municipal Trust 416,653 4,070,700
Invesco Quality
Municipal Income
Trust 317,503 3,181,380
Invesco Trust for
Investment Grade
Municipals 323,228 3,322,784
Invesco Value Municipal
Income Trust 249,829 3,100,378
MFS Municipal Income
Trust 359,651 1,988,870
Neuberger Municipal
Fund, Inc. 256,293 2,680,825
Nuveen AMT-Free
Municipal Credit
Income Fund 1,278,600 16,430,010
Nuveen AMT-Free
Municipal Value Fund 110,402 1,600,829
Nuveen AMT-Free
Quality Municipal
Income Fund 1,439,530 16,799,315
Nuveen Dynamic
Municipal
Opportunities Fund 326,529 3,395,902
Nuveen Municipal Credit
Income Fund 1,023,884 12,726,878
Nuveen Municipal High
Income Opportunity
Fund 626,178 6,524,775
Nuveen Municipal Value
Fund, Inc. 1,105,309 10,102,524
Nuveen Quality
Municipal Income
Fund 1,220,920 14,773,132
Nuveen Select Tax-Free
Income Portfolio 277,450 3,920,368
PIMCO Municipal Income
Fund II 792,680 6,103,636
Putnam Managed
Municipal Income
Trust 330,807 2,060,928
Putnam Municipal
Opportunities Trust 218,254 2,329,861
Western Asset Managed
Municipals Fund, Inc. 415,817 4,415,977
Western Asset Municipal
High Income Fund, Inc. 99,949 687,649
Total Closed-End Funds: 99.7%
(Cost: $225,596,636) 210,756,757

VANECK CEF MUNI INCOME ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
Other assets less liabilities: 0.3% 677,382
NET ASSETS: 100.0% $ 211,434,139
(a) Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at
https://www.sec.gov or on the fund's webpage.
The summary of inputs used to value the Fund's investments as of January 31, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Closed-End Funds $ 210,756,757 $ — $ — $ 210,756,757